Schedule of investments
Macquarie VIP Core Equity Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.46%♦
Communication Services — 8.42%
Alphabet Class A	187,597	$ 31,112,962
AT&T	482,653	10,618,366
Meta Platforms Class A	27,786	15,905,818
		57,637,146
Consumer Discretionary — 7.27%
Amazon.com †	129,300	24,092,469
AutoZone †	4,027	12,685,211
Home Depot	32,030	12,978,556
		49,756,236
Consumer Staples — 3.92%
Costco Wholesale	19,806	17,558,415
Procter & Gamble	53,791	9,316,601
		26,875,016
Energy — 1.38%
ConocoPhillips	89,666	9,440,037
		9,440,037
Financials — 20.67%
Allstate	62,950	11,938,468
Ally Financial	90,260	3,212,353
American Express	43,150	11,702,280
Aon Class A	20,318	7,029,825
Blackstone	88,207	13,507,138
Capital One Financial	92,701	13,880,121
CME Group	39,971	8,819,601
Fiserv †	96,278	17,296,343
JPMorgan Chase & Co.	17,073	3,600,013
KKR & Co.	127,357	16,630,277
Mastercard Class A	17,923	8,850,377
Morgan Stanley	130,330	13,585,599
Progressive	45,253	11,483,401
		141,535,796
Healthcare — 11.43%
Abbott Laboratories	121,737	13,879,235
Danaher	41,148	11,439,967
HCA Healthcare	54,245	22,046,795
UnitedHealth Group	39,683	23,201,857
Vertex Pharmaceuticals †	16,543	7,693,819
		78,261,673
Industrials — 8.43%
Airbus ADR	166,657	6,087,980
Howmet Aerospace	170,702	17,112,875
Hubbell	16,186	6,933,273
Lockheed Martin	14,269	8,341,087
TE Connectivity	101,040	15,256,030
United Rentals	4,952	4,009,783
		57,741,028
Information Technology — 29.57%
Apple	138,489	32,267,937
Applied Materials	72,236	14,595,284
CDW	15,151	3,428,671
Microchip Technology	68,630	5,510,303
Micron Technology	53,609	5,559,789
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Microsoft	117,563	$ 50,587,359
NVIDIA	277,136	33,655,396
Salesforce	30,489	8,345,144
SAP ADR	22,390	5,129,549
Seagate Technology Holdings	74,806	8,193,501
Taiwan Semiconductor Manufacturing ADR	105,841	18,381,407
Zebra Technologies Class A †	45,459	16,834,377
		202,488,717
Materials — 5.12%
Crown Holdings	112,308	10,768,091
Linde	25,605	12,210,000
Sherwin-Williams	31,597	12,059,627
		35,037,718
Utilities — 1.25%
NextEra Energy	101,419	8,572,948
		8,572,948
Total Common Stocks (cost $464,636,562)		667,346,315

Short-Term Investments — 2.73%
Money Market Mutual Funds — 2.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	4,678,102	4,678,102
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	4,678,101	4,678,101
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	4,678,101	4,678,101
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	4,678,102	4,678,102
Total Short-Term Investments (cost $18,712,406)		18,712,406

Total Value of Securities—100.19% (cost $483,348,968)		686,058,721
Liabilities Net of Receivables and Other Assets—(0.19%)		(1,280,784)
Net Assets Applicable to 48,173,316 Shares Outstanding—100.00%		$684,777,937
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

NQ- IV095 [0924] 1124 (4017311)    1

Schedule of investments
Macquarie VIP Core Equity Series   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- IV095 [0924] 1124 (4017311)